STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
STOCKHOLDERS' EQUITY
Changes in the Group's equity resulting from changes in the respective subsidiaries' ownership interests

	Years ended December 31,
	2013	2012	2011
Net income attributable to the Group	79,839	29,642	42,315
Transfers from the noncontrolling interest
Decrease in own equity due to acquisition of noncontrolling interest in Comstar-UTS	—	—	(1,262)
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest in Comstar-UTS	—	—	11,544
Increase in own equity due to exercise of the put option on Comstar-UTS shares	—	—	360
Decrease in own equity due to acquisition of noncontrolling interest in MGTS	—	—	(9,780)
Increase in own equity due to acquisition of own shares by MGTS	—	57	—
Increase of ownership in subsidiaries	—	—	(22)

Net transfers from the noncontrolling interest	—	57	840

Net income attributable to the Group and transfers from the noncontrolling interest	79,839	29,699	43,155

Schedule of accumulated other comprehensive loss balance, net of tax

The following table represents accumulated other comprehensive loss balance, net of tax(1), for the years ended December 31, 2013, 2012 and 2011:

	Currency translation adjustment	Unrealized (gains) / losses on derivatives	Unrecognized actuarial (gains) / losses	Accumulated other comprehensive (income) / loss
Balance at January 1, 2011	13,257	450	503	14,210
Recognized in other comprehensive income	(2,054)	(216)	(174)	(2,444)

Balance at December 31, 2011	11,203	234	329	11,766

Recognized in other comprehensive loss / (income)	2,021	(255)	144	1,910

Balance at December 31, 2012	13,224	(21)	473	13,676

Recognized in other comprehensive loss / (income)	2,975	(1,445)	(176)	1,354

Balance at December 31, 2013	16,199	(1,466)	297	15,030

(1)
Tax amounts on items in other comprehensive (income) / loss are not significant and therefore are not reported separately.

Schedule of changes in the balances of accumulated other comprehensive loss by components

	Currency translation adjustment		Unrealized (gains) / losses on derivatives	Unrecognized actuarial (gains) / losses	Accumulated other comprehensive (income) / loss
Balance at December 31, 2012	13,224		(21)	473	13,676
					—
Other comprehensive loss / (income)	6,657		(861)	—	5,796
Less: tax expense	—		172	—	172
Amounts reclassified to net income	(3,682	)(1)	(945)	(220)	(4,847)
Less: tax expense	—		189	44	233

Net other comprehensive loss / (income)	2,975		(1,445)	(176)	1,354

Balance as of December 31, 2013	16,199		(1,466)	297	15,030

(1)
The currency translation adjustment of RUB 3,682 million included as income from discontinued operations in consolidated statement of operations and comprehensive income.

Schedule of the Group's declared cash dividends

	Years ended December 31,
	2013	2012	2011
Dividends declared (including dividends on treasury shares of 1,538 and 1,140 and 1,127, respectively)	40,956	30,397	30,046
Dividends, RUB per ADS	39.64	29.42	29.08
Dividends, RUB per share	19.82	14.71	14.54